Stock Based Compensation - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan	119.6
Period of stock option life following date of grant, in years	10
Share-based compensation	$ 700,000,000	$ 500,000,000	$ 500,000,000
Percentage of fair market value of Verizon common stock on the grant date	100.00%
Vesting period of stock options, in years	3 years
Total intrinsic value of stock options exercised	100,000,000
Cash received from the exercise of stock options	300,000,000	200,000,000
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments made to settle compensation classified as liability awards	100,000,000	100,000,000	100,000,000
Period of stock option life following date of grant, in years	10
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs	400,000,000
Weighted-average period of unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs (in years)	2
Payments made to settle compensation classified as liability awards	$ 600,000,000	$ 700,000,000	$ 700,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit	$ 38.67	$ 36.38